Restructuring and Related Activities - Summary of Activity Related to the Restructuring Liabilities (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Beginning balance	$ 2,596
Accretion	116	$ 1,416	$ 2,996	$ 261
Provision (Restructuring costs)	28		2,423	173
Cash payments	(875)	(88)
Lease assignment to NeuBase	(136)
Ending balance	1,729		2,596
Lease-related exit costs
Restructuring Cost and Reserve [Line Items]
Beginning balance	2,584	173	173
Accretion	116		24	14
Provision (Restructuring costs)	28		2,996	261
Cash payments	(863)		(609)	(102)
Lease assignment to NeuBase	(136)
Ending balance	1,729		2,584	173
Employee termination
Restructuring Cost and Reserve [Line Items]
Beginning balance	12	0	0
Accretion			0	0
Provision (Restructuring costs)			321	0
Cash payments	(12)		(309)	0
Ending balance			12	0
Restructuring Costs Total [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance	$ 2,596	$ 173	173
Accretion			24	14
Provision (Restructuring costs)			3,317	261
Cash payments			(918)	(102)
Ending balance			$ 2,596	$ 173